Net fee income (Tables)	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Summary of net fee income

	Half-year to
	30 Jun	30 Jun	31 Dec
	2022	2021	2021
	$m	$m	$m
Net fee income by product
Funds under management	1,224	1,304	1,352
Cards	1,201	1,035	1,178
Credit facilities	790	827	800
Account services	720	714	738
Broking income	707	895	706
Unit trusts	408	603	485
Underwriting	257	576	441
Global custody	471	500	478
Remittances	394	361	414
Imports/exports	321	300	320
Insurance agency commission	163	176	165
Other	1,293	1,167	1,253
Fee income	7,949	8,458	8,330
Less: fee expense	(1,885)	(1,784)	(1,907)
Net fee income	6,064	6,674	6,423
Net fee income by global business
Wealth and Personal Banking	2,619	3,042	2,852
Commercial Banking	1,919	1,786	1,853
Global Banking and Markets	1,526	1,857	1,746
Corporate Centre	—	(11)	(28)